Reconciliation of Financial Statements to Form 5500 (Reconciliation of Benefits Paid) (Details) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Employee Benefit Plan Reconciliation To Form 5500 [Line Items]
Benefits paid to participants per the financial statements	$ 8,869,997
Deemed distributions of notes receivable	21,121
Benefits paid to participants per the Form 5500	$ 8,891,118